Leases (Details 2) (USD $)	12 Months Ended
	Mar. 29, 2014	Dec. 27, 2014	Mar. 30, 2013
Leases
Gross value of assets under capital lease arrangements	$ 200,000
Accumulated depreciation of leased assets	100,000
Interest rate, minimum	0.00%
Interest rate, maximum	12.00%
Long-term liabilities
Above-market leases	266,000		412,000
Deferred rent - long-term	2,123,000		1,043,000
Long-term portion of capital lease obligation	23,000		45,000
Total other liabilities	2,412,000	3,470,000	1,500,000
Capital leases, future minimum payments
2015	61,000
2016	23,000
2017	4,000
Total minimum lease payments	88,000
Less: Amount representing interest	(4,000)
Present value of minimum lease payments	84,000
Less: Current portion	(61,000)		(43,000)
Long-term portion	$ 23,000		$ 45,000